Trade Receivables and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables And Other Receivables
Summary of trade receivables
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Open balances	149	282
Income receivables	-	43
	149	325

Summary of other receivables
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Government authorities	1,289	1,197
Prepaid expenses	1,369	791
Receivables in respect of government grants	232	-
Others	89	36
	2,979	2,024